CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Redeemable Noncontrolling Interest [Member]	Ordinary Shares Class A [Member]	Ordinary Shares Class V [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Stockholders Equitydeficit [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Mar. 31, 2022		$ 0		$ 3,328	$ 4,872	$ (644)	$ 7,556	$ 1,140	$ 8,696
Beginning balance, shares at Mar. 31, 2022		10,000
Stock-based compensation				3,805			3,805		3,805
Net changes in net stockholders’ investment				88			88		88
Net income for the period					1,446		1,446	260	1,706
Other comprehensive loss						(705)	(705)	(121)	(826)
Ending balance, value at Mar. 31, 2023	(0)	$ (0)	$ (0)	7,221	6,318	(1,349)	12,190	1,279	13,469
Ending balance, shares at Mar. 31, 2023		10,000
Transition period adjustment pursuant to ASC 326, net of tax					(190)		(190)	(33)	(223)
Adjusted Balance, value				7,221	6,128	(1,349)	12,000	1,246	13,246
Adjusted Balance, shares		10,000
Stock-based compensation				1,374			1,374		1,374
Net changes in net stockholders’ investment				(10)			(10)		(10)
Net income for the period					421		421	73	494
Other comprehensive loss						(12)	(12)	(2)	(14)
Ending balance, value at Jun. 30, 2023				8,585	6,549	(1,361)	13,773	1,317	15,090
Ending balance, shares at Jun. 30, 2023		10,000
Beginning balance, value at Mar. 31, 2023	(0)	$ (0)	$ (0)	7,221	6,318	(1,349)	12,190	1,279	13,469
Beginning balance, shares at Mar. 31, 2023		10,000
Transition period adjustment pursuant to ASC 326, net of tax					(190)		(190)	(33)	(223)
Adjusted Balance, value				7,221	6,128	(1,349)	12,000	1,246	13,246
Adjusted Balance, shares		10,000
Stock-based compensation				1,626			1,626		1,626
Net changes in net stockholders’ investment				(10)			(10)		(10)
Share in Pre-Merger net income					1,479		1,479	137	1,616
Share in Pre-Merger other comprehensive income						(169)	(169)	(22)	(191)
Impact of reverse recapitalization (Refer note 1)	9,581	$ 2	$ 0	(38,492)	(4,701)	936	(42,255)	(1,354)	(43,609)
Impact of reverse recapitalization (Refer note 2), shares		15,247,666	1
Settlement of accounts payable through issuance of shares				903			903		903
Settlement of accounts payable through issuance of shares, shares		361,338
Net income for the period post Business Combination upto redeemable noncontrolling interest reclass	1,391				12,484		12,484		12,484
Other comprehensive loss post Business Combination upto redeemable noncontrolling interest reclass	10					7	7		7
Reclassification of redeemable noncontrolling interest to noncontrolling interest	(10,254)							10,254	10,254
Net income for the period post Business Combination post redeemable noncontrolling interest reclass	6				1,694		1,694	65	1,759
Other comprehensive loss post Business Combination post redeemable noncontrolling interest reclass						1	1		1
Reclassification of negative additional paid-in capital				28,752	(28,752)
Ending balance, value at Mar. 31, 2024	734	$ 2	$ 0		(11,668)	(574)	(12,240)	10,326	(1,914)
Ending balance, shares at Mar. 31, 2024		15,619,004	1
Stock-based compensation		$ 0		12,746			12,746		12,746
Net income for the period	10				(14,391)		(14,391)	(262)	(14,653)
Ending balance, value at Jun. 30, 2024	$ 735	$ 4	$ 0	$ 26,895	$ (26,489)	$ (641)	$ (231)	$ 417	$ 186
Ending balance, shares at Jun. 30, 2024		44,102,041	1